REGULATORY MATTERS	12 Months Ended
Dec. 31, 2021
REGULATORY MATTERS [Abstract]
REGULATORY MATTERS
NOTE 20 – REGULATORY MATTERS

Capital guidelines adopted by federal and state regulatory agencies and restrictions imposed by law limit the amount of cash dividends our Bank can pay to us. Under these guidelines, the amount of dividends that may be paid in any calendar year is limited to the Bank’s current year net profits, combined with the retained net profits of the preceding two years. Further, the Bank cannot pay a dividend at any time that it has negative undivided profits. As of December 31, 2021, the Bank had positive undivided profits of $100.1 million. It is not our intent to have dividends paid in amounts that would reduce the capital of our Bank to levels below those which we consider prudent or that would not be in accordance with guidelines of regulatory authorities.

We are also subject to various regulatory capital requirements. The prompt corrective action regulations establish quantitative measures to ensure capital adequacy and require minimum amounts and ratios of total, Tier 1, and common equity Tier 1 capital to risk-weighted assets and Tier 1 capital to average assets. Failure to meet minimum capital requirements can result in certain mandatory, and possibly discretionary, actions by regulators that could have a material effect on our consolidated financial statements. In addition, capital adequacy rules include a common equity Tier 1 capital conservation buffer of 2.5% of risk-weighted assets that applies to all supervised financial institutions. To avoid limits on capital distributions and certain discretionary bonus payments we must meet the minimum ratio for adequately capitalized institutions plus the buffer. Under capital adequacy guidelines, we must meet specific capital requirements that involve quantitative measures as well as qualitative judgments by the regulators. The most recent regulatory filings as of December 31, 2021 and 2020, categorized our Bank as well capitalized. Management is not aware of any conditions or events that would have changed the most recent Federal Deposit Insurance Corporation (‘‘FDIC’’) categorization.

Our actual capital amounts and ratios at December 31 follow(1):

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2021
Total capital to risk-weighted assets
Consolidated	$488,495	14.53%	$268,991	8.00%	NA	NA
Independent Bank	438,352	13.05	268,808	8.00	$336,011	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$406,645	12.09%	$201,743	6.00%	NA	NA
Independent Bank	396,351	11.80	201,606	6.00	$268,808	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$368,277	10.95%	$151,307	4.50%	NA	NA
Independent Bank	396,351	11.80	151,205	4.50	$218,407	6.50%

Tier 1 capital to average assets
Consolidated	$406,645	8.79%	$185,034	4.00%	NA	NA
Independent Bank	396,351	8.57	185,077	4.00	$231,347	5.00%

2020
Total capital to risk-weighted assets
Consolidated	$455,072	15.95%	$228,214	8.00%	NA	NA
Independent Bank	401,005	14.06	228,111	8.00	$285,139	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$379,395	13.30%	$171,161	6.00%	NA	NA
Independent Bank	365,343	12.81	171,083	6.00	$228,111	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$341,095	11.96%	$128,370	4.50%	NA	NA
Independent Bank	365,343	12.81	128,312	4.50	$185,340	6.50%

Tier 1 capital to average assets
Consolidated	$379,395	9.15%	$165,825	4.00%	NA	NA
Independent Bank	365,343	8.81	165,828	4.00	$207,285	5.00%

(1)	These ratios do not reflect a capital conservation buffer of 2.50% at December 31, 2021 and 2020.
NA - Not applicable

The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2021	2020	2021	2020
	(In thousands)
Total shareholders’ equity	$398,484	$389,522	$426,558	$413,770
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	(6,298)	(15,821)	(6,298)	(15,821)
Goodwill and other intangibles	(31,636)	(32,606)	(31,636)	(32,606)
CECL (1)	7,727	-	7,727	-
Common equity tier 1 capital	368,277	341,095	396,351	365,343
Qualifying trust preferred securities	38,368	38,300	-	-
Tier 1 capital	406,645	379,395	396,351	365,343
Subordinated debt	40,000	40,000	-	-
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets (2)	41,850	35,677	42,001	35,662
Total risk-based capital	$488,495	$455,072	$438,352	$401,005

(1)	We elected the three year CECL transition method for regulatory purposes.
(2)	Beginning January 1, 2021, calculation of allowances are based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.